Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table presents net loss per share and related information:

	Three Months Ended March 31,		Years Ended December 31,
	2020	2019	2019	2018	2017
	(Unaudited)
	(in thousands, except for per share data)
Basic and diluted:
Net loss	$(59,930)	$(42,593)	$(210,935)	$(138,139)	$(138,187)
Weighted average common shares outstanding	202,409,552.00	193,663,150.00	194,378,154	193,663,150	193,663,150
Basic and diluted net loss per share	$(0.30)	$(0.22)	$(1.09)	$(0.71)	$(0.71)